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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                            Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                            Pioneer Cash Reserves Fund
                       SCHEDULE OF INVESTMENTS 03/31/2008

Shares                                                                                                      Value
------                                                                                                      -----

                COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0 %
                Banks - 0.0 %
                Thrifts & Mortgage Finance - 0.0 %
   447,337      Federal Home Loan Mortgage, Corp., Multifamily VRD Certificate,
                Floating Rate Note, 1/15/42                                                     $         447,337
                                                                                                ------------------
                Total Banks                                                                     $         447,337
                                                                                                ------------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                                                                ------------------
                (Cost  $447,337)                                                                $         447,337
                                                                                                ------------------
                CORPORATE BONDS - 44.5 %
                Capital Goods - 2.0 %
                Industrial Conglomerates - 1.9 %
   471,000      General Electric Capital Corp., 3.5%, 5/1/08                                    $         471,166
16,275,000      General Electric Capital Corp., Floating Rate Note, 1/5/09                             16,314,421
 2,105,000      General Electric Capital Corp., Floating Rate Note, 7/28/08                             2,105,450
                                                                                                ------------------
                                                                                                $      18,891,037
                                                                                                ------------------
                Total Capital Goods                                                             $      18,891,037
                                                                                                ------------------
                Banks - 18.3 %
                Diversified Banks - 18.2 %
 2,490,000      Banknorth Group, Inc., 3.75% 5/1/08                                             $       2,487,022
23,000,000      BNP Paribas, Floating Rate Note, 11/25/08                                              23,000,000
 7,610,000      BNP Paribas, Floating Rate Note, 2/13/09                                                7,610,000
 9,775,000      BP Capital Markets Plc, Floating Rate Note, 1/9/09                                      9,775,000
 7,750,000      Commonwealth bank Australia, Floating Rate Note, 2/3/09                                 7,750,000
10,000,000      Credit Agricole, Floating Rate Note, 11/24/08                                          10,000,000
 5,000,000      Credit Agricole, Floating Rate Note, 2/13/09 (144A)                                     5,000,000
 1,000,000      Nordea Bank AB., Floating Rate Note, 10/10/08 (144A)                                      999,971
 5,880,000      RaboBank Nederland, Floating Rate Note, 12/12/08                                        5,880,000
 9,000,000      Royal Bank of Canada, Floating Rate Note, 10/3/08                                       9,000,000
 9,930,000      Royal Bank of Canada Floating Rate Note, 9/10/08                                        9,924,661
10,520,000      Royal Bank of Scotland Plc, Floating Rate Note, 4/11/08 (144A)                         10,520,125
 4,500,000      Royal Bank of Scotland Plc, Floating Rate Note, 7/21/08 (144A)                          4,500,992
 8,630,000      Svenska handelsbanken, Floating Rate Note, 10/10/08                                     8,630,000
15,500,000      US Bank NA, 2.85% 8/21/08                                                              15,500,000
 2,070,000      US Bank, 4.4%, 8/15/08                                                                  2,079,456
 1,975,000      Wachovia Bank NA, 4.3750%, 8/15/08                                                      1,987,266
 3,960,000      Wachovia Corp., 3.5%, 8/15/2008                                                         3,932,790
   335,000      Wachovia Corp., Floating Rate Note, 10/28/08                                              334,803
   800,000      Wachovia Mortgage Fsb, Floating Rate Note, 6/20/08                                        799,792
 9,175,000      Wells Fargo & Co., Floating Rate Note, 7/14/08 (144A)                                   9,176,733
   800,000      Wells Fargo Co., 3.125%, 4/1/09                                                           802,010
 2,100,000      Wells Fargo Co., 3.5%, 4/4/08                                                           2,100,051
 5,825,000      Westpac Banking, Floating Rate Note, 12/5/08 (144A)                                     5,825,000
12,910,000      Westpac Banking, Floating Rate Note, 2/6/09 (144A)                                     12,905,700
 5,410,000      Westpac Banking, Floating Rate Note, 6/6/08                                             5,408,469
                                                                                                ------------------
                                                                                                $     175,929,841
                                                                                                ------------------

                Regional Banks - 0.1 %
   575,000      Suntrust Bank Atlanta, Floating Rate Note, 4/2/08                               $         575,001
   270,000      Suntrust Banks, 4.0% 10/15/08                                                             268,645
                                                                                                ------------------
                                                                                                $         843,646
                                                                                                ------------------
                Total Banks                                                                     $     176,773,487
                                                                                                ------------------
                Diversified Financials - 19.1 %
                Asset Management & Custody Banks - 1.0 %
 9,665,000      Bank of New York, Floating Rate Note, 6/16/08                                   $       9,672,054
                                                                                                ------------------
                Consumer Finance - 0.7 %
   150,000      American Express, Floating Rate Note, 5/7/08                                    $         149,966
   250,000      HSBC Finance Corp., Floating Rate Note, 5/9/08                                            250,040
   425,000      National Rural Utilities, 5.75%, 11/1/08                                                  430,651
 6,845,000      National Rural Utilities, Floating Rate Note, 7/3/08                                    6,844,551
                                                                                                ------------------
                                                                                                $       7,675,208
                                                                                                ------------------
                Investment Banking & Brokerage - 5.6 %
 5,135,000      Bear Stearns Co., Floating Rate Note, 4/29/08                                   $       5,135,646
15,080,000      Credit Suisse First Boston, Floating Rate Note, 6/2/08                                 15,083,751
 3,100,000      Fortis Bank NY, Floating Rate Note, 04/28/08                                            3,099,220
 1,300,000      Lehman Brothers Holdings, Floating Rate Note, 4/2/08                                    1,300,002
 8,000,000      Merrill Lynch & Co., Inc., Floating Rate Note, 3/24/09                                  8,000,000
 2,400,000      Merrill Lynch & Co., 5.46%, 6/16/08                                                     2,399,673
   250,000      Merrill Lynch & Co., Floating Rate Note, 8/22/08                                          249,780
10,000,000      Merrill Lynch & Co., Floating Rate Note, 9/3/08                                        10,000,000
 9,000,000      Morgan Stanley, Floating Rate Note, 12/26/08 (Extendible)                               9,003,384
                                                                                                ------------------
                                                                                                $      54,271,456
                                                                                                ------------------
                Multi-Sector Holding - 0.2 %
 2,000,000      Svenska, Floating Rate Note, 2/6/09 (144A)                                      $       2,000,000
                                                                                                ------------------
                Diversified Financial Services - 11.5 %
   305,000      Bank of America Corp., Floating Rate Note, 7/25/08                              $         304,840
 8,000,000      Bank of America, Floating Rate Note, 4/3/09                                             8,000,000
 4,135,000      Bank One Corp., 2.625%, 6/30/08                                                         4,130,479
 4,550,000      Caterpillar Financial Services, Floating Rate Note, 04/17/08                            4,550,058
16,170,000      Citigroup, Inc., Floating Rate Note, 5/02/08                                           16,169,995
 9,105,000      GE Capital Corp., Floating Rate Note,  12/5/08                                          9,103,771
 8,000,000      JP Morgan Chase & Co., Floating Rate Note, 5/15/08                                      8,002,074
 1,500,000      JP Morgan Chase & Co., Floating Rate Note, 12/2/08                                      1,500,765
 8,690,000      JP Morgan Chase & Co., Floating Rate Note, 3/9/09                                       8,705,369
 9,835,000      MBNA Corp., Floating Rate Note, 5/5/08                                                  9,839,025
 3,986,000      Toyota Motor Credit Corp., 2.875%, 8/1/08                                               3,954,289
20,000,000      Toyota Motor Credit Corp., Floating Rate Note, 1/12/09                                 20,000,000
10,000,000      Toyota Motor Credit Corp., Floating Rate Note, 4/15/08                                 10,000,128
 7,500,000      Toyota Motor Credit Corp., Floating Rate Note, 9/15/08                                  7,500,000
                                                                                                ------------------
                                                                                                $     111,760,793
                                                                                                ------------------
                Total Diversified Financials                                                    $     185,379,511
                                                                                                ------------------
                Insurance - 4.5 %
                Life & Health Insurance - 3.4 %
 8,000,000      Met Life Global Funding I, Floating Rate Note, 2/28/08 (144A)                   $       8,000,000
 8,735,000      Met Life Global Funding I, Floating Rate Note, 8/14/08                                  8,735,971
10,000,000      Met Life Global Fund, Floating Rate Note, 2/9/09                                       10,000,000

 6,590,000      Met Life, Inc., 2.6%, 6/19/08                                                           6,563,043
                                                                                                ------------------
                                                                                                $      33,299,014
                                                                                                ------------------
                Multi-Line Insurance - 1.1 %
 9,000,000      American General Finance, Floating Rate Note, 6/27/08                           $       9,000,579
 1,095,000      American International Group, Floating Rate Note, 6/23/08                               1,094,307
                                                                                                ------------------
                                                                                                $      10,094,886
                                                                                                ------------------
                Total Insurance                                                                 $      43,393,900
                                                                                                ------------------
                Technology Hardware & Equipment - 0.5 %
                Computer Hardware - 0.5 %
 5,000,000      IBM Corp., Floating Rate Note, 10/8/08                                          $       5,000,000
                                                                                                ------------------
                Total Technology Hardware & Equipment                                           $       5,000,000
                                                                                                ------------------
                Telecommunication Services - 0.2 %
                Integrated Telecommunication Services - 0.2 %
 1,560,000      AT&T, Inc., Floating Rate Note, 5/15/08                                         $       1,559,752
                                                                                                ------------------
                Total Telecommunication Services                                                $       1,559,752
                                                                                                ------------------
                TOTAL CORPORATE BONDS
                                                                                                ------------------
                (Cost  $430,997,688)                                                            $     430,997,687
                                                                                                ------------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9 %
                Government - 1.9 %
                Government - 1.8 %
 8,550,000      Fed Home Loan Bank, 4.5%, 11/7/08                                               $       8,548,712
 9,700,000      Federal National Mortgage Association, Floating Rate Note, 9/3/09                       9,700,000
                                                                                                ------------------
                                                                                                $      18,248,712
                                                                                                ------------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                                                                                ------------------
                (Cost  $18,248,712)                                                             $      18,248,712
                                                                                                ------------------
                MUNICIPAL BONDS - 1.8 %
                Government - 0.8 %
 8,420,000      Texas State Tax & Revenue Anticipation, Floating Rate Note, 12/1/27             $       8,420,000
                                                                                                ------------------
                Municipal  Development - 0.4 %
 3,695,000      Nassau County NY Industrial Development, Floating Rate Note, 11/1/14            $       3,695,000
                                                                                                ------------------
                Municipal  Single Family Housing - 0.5 %
 5,065,000      Iowa Finance Authority Revenue, Floating Rate Note, 7/1/37                      $       5,065,000
                                                                                                ------------------
                                                                                                $      17,180,000
                                                                                                ------------------
                TOTAL MUNICIPAL BONDS
                                                                                                ------------------
                (Cost  $17,180,000)                                                             $      17,180,000
                                                                                                ------------------

                TEMPORARY CASH INVESTMENTS - 39.3 %
                Commercial Paper - 0.8 %
 7,500,000      JP Morgan, 2.5%, 7/11/08                                                        $       7,447,396
                                                                                                ------------------
                Total Commercial Paper                                                          $       7,447,396
                                                                                                ------------------
                Commercial Paper - 0.3 %
 3,140,000      Barclays U.S Funding Corp., 3.3%, 4/8/08                                        $       3,137,985
                                                                                                ------------------
                Total Commercial Paper                                                          $       3,137,985
                                                                                                ------------------
                Diversified Banks - 25.7 %
10,500,000      Banco Bilbao Vizcaya NY, 3.055%, 5/28/08                                        $      10,500,082
 8,000,000      Banco Santander YCD, 2.73%, 9/18/08                                                     8,002,966
13,000,000      Banco Santander YCD, 2.78%, 5/12/08                                                    13,000,000
 9,100,000      Bank of America Corp., 4.7%, 4/30/08                                                    9,065,547
14,500,000      Bank of Nova Scotia, 3.15%, 4/25/08                                                    14,500,959

17,640,000      Bank of Nova Scotia, Floating Rate Note, 1/16/09                                       17,641,398
13,000,000      Bank of Scotland Plc, 2.65%, 6/27/08                                                   13,000,000
 5,095,000      BNP Paribas Financial, Inc., 4.25%, 7/3/08                                              5,095,000
 5,275,000      Danske Corp., D/N, 2.71% 4/30/08 (144A)                                                 5,263,484
 5,240,000      Danske Corp., D/N, 2.8% 4/14/08 (144A)                                                  5,234,702
15,000,000      Fortis Bank New York, 3.07%, 5/27/08                                                   15,000,000
10,240,000      Fortis Banque Luxembourg, 3.05%, 5/7/08                                                10,208,768
 7,000,000      Fortis Banque Luxembourg, 4.5%, 5/1/08                                                  6,972,750
 5,000,000      HBOS Treasury Services, 5.42%, 6/18/08                                                  4,999,695
 5,290,000      ING Funding LLC D/N, 2.6%, 4/30/08                                                      5,278,920
 4,316,000      ING Funding LLC D/N, 2.62%,  7/10/08                                                    4,284,589
 5,240,000      Johnson and Johnson, 0.0%, 6/12/08                                                      5,216,420
 9,870,000      Merrill Lynch & Co., 3.29%, 4/15/08                                                     9,857,372
 9,380,000      Nordea North America, Inc. 3.8%, 4/15/08                                                9,366,138
12,800,000      Rabobank Nederland NV NY, 2.88%, 5/27/08                                               12,800,000
10,130,000      Royal Bank of Scotland NY, 3.0%, 5/6/08                                                10,130,000
 5,155,000      Societe Generale Norway, 2.6%, 6/16/08                                                  5,124,528
 9,840,000      Societe Generale Norway, 3.1%, 4/10/08                                                  9,832,374
 4,650,000      Societe Generale Norway, 4.45%, 4/3/08                                                  4,648,850
   900,000      Societe Generale North America, 3.91%, 4/15/08                                            898,631
 4,655,000      Svenska handelsbanken, 3.15%, 4/28/08                                                   4,655,103
10,115,000      Svenska handelsbanken, 4.4%, 4/9/08                                                    10,115,022
 1,875,000      Svenska handelsbanken, Floating Rate Note, 1/5/09                                       1,870,478
12,685,000      Toronto Dominion Bank, 3.12%, 4/28/08                                                  12,685,094
 4,000,000      Toronto Dominion Bank, 4.85%, 6/6/08                                                    3,999,995
                                                                                                ------------------
                                                                                                $     249,248,865
                                                                                                ------------------
                Regional Banks - 2.1 %
15,000,000      Landesbank Hessen-Thueringen, 3.06%, 5/14/08                                    $      15,000,089
 4,900,000      Royal Bank of Canada, 2.8%, 5/12/08                                                     4,884,374
                                                                                                ------------------
                                                                                                $      19,884,463
                                                                                                ------------------
                Total Commercial Paper                                                          $     269,133,328
                                                                                                ------------------
                Investment Banking & Brokerage - 4.1 %
10,500,000      ABN AMRO Bank NV, 2.71%, 4/28/08                                                $      10,499,686
 3,000,000      Credit Agricole SA, 2.86%, 6/16/08                                                      3,000,063
15,000,000      Credit Agricole SA, 4.69%, 4/8/08                                                      15,000,000
 2,500,000      Dexia Credit Local Sa NY, Floating Rate Note, 9/29/08                                   2,494,617
 1,800,000      Fortis Bank NY, Floating Rate Note, 6/30/08                                             1,798,755
 5,060,000      Goldman, Sach & Co., 4.22%, 4/4/08                                                      5,058,220
 2,000,000      Nordea Bank, NY, Floating Rate Note, 12/1/08                                            1,994,163
                                                                                                ------------------
                                                                                                $      39,845,504
                                                                                                ------------------
                Commercial Paper - 0.0 %
   200,000      Svenska Handelsbank, 2.89%, 5/19/08                                             $         199,229
                                                                                                ------------------
                Diversified Financial Services - 6.3 %
10,200,000      Abbey National Treasury Service, Floating Rate Note,  2/13/09                   $      10,200,000
 5,200,000      Astrazeneca Plc, 4.13%, 6/3/08 (144A)                                                   5,162,417
   384,000      CBA Delaware, Inc., 3.07%, 4/8/08                                                         383,771
   525,000      CBA Delaware, Inc., 3.2%, 4/7/08                                                          524,720
 3,000,000      Citibank NA, 3.03%,  5/20/08                                                            3,000,000
10,190,000      Deutsche Bank, Floating Rate Note, 1/21/09                                             10,190,000

10,155,000      Deutsche Bank, Floating Rate Note, 9/22/08                                             10,167,156
 9,975,000      Deutsche Bank NY, Floating Rate Note, 1/9/09                                            9,959,620
 1,055,000      HSBC Bank USA, Floating Rate Note, 7/28/08                                              1,053,528
10,190,000      UBS AG Stamford, 4.45%, 4/4/08                                                         10,190,000
                                                                                                ------------------
                                                                                                $      60,831,212
                                                                                                ------------------
                Total Diversified Financials                                                    $     100,875,945
                                                                                                ------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                                                                                                ------------------
                (Cost  $380,594,654)                                                            $     380,594,654
                                                                                                ------------------
                TOTAL INVESTMENT IN SECURITIES - 87.5%
                (Cost  $847,468,390) (a)                                                        $     847,468,390
                                                                                                ------------------
                OTHER ASSETS AND LIABILITIES - 12.5%                                            $     120,662,872
                                                                                                ------------------
                TOTAL NET ASSETS - 100.0%                                                       $     968,131,262
                                                                                                ------------------

             NR Not rated by either S&P or Moody's

         (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2008, the value of these securities amounted to $74,589,124 or 7.7% of net assets.

            (a) At March 31, 2008, cost for federal income tax purposes was
                $847,468,390.

            (b) Debt obligation with a variable interest rate. Rate shown is rate at period end


FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

-------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                        Investments in    Other Financial
                                                                                          Securities      Instruments*
-------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                              -
-------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                              847,468,390
-------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                            -
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                      847,468,390                  -
-------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.